Expense Example (Invesco Global Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 721
3 Years	1,079
5 Years	1,461
10 Years	2,529
Class B, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	756
3 Years	1,088
5 Years	1,545
10 Years	2,682
Class C, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	356
3 Years	788
5 Years	1,345
10 Years	2,866
Class R, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	206
3 Years	637
5 Years	1,093
10 Years	2,358
Class Y, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	156
3 Years	483
5 Years	834
10 Years	$ 1,824